Investments	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Investments
INVESTMENTS
The following table summarizes the Company's investments (dollars in thousands):

	December 31, 2016	Percent Ownership of Voting Stock			December 31, 2015	Percent Ownership of Voting Stock
Available-for-sale securities
Convertible debt securities	$10,038				$10,116
Redeemable preferred shares	17,444	19%	to	25%	22,834	17%	to	25%
Total available-for-sale securities	27,482				32,950
Cost method investments	31,816	1%	to	19%	14,561	2%	to	10%
Fair value option investments	82,584	41%			130,725	43%	to	45%
Total investments	$141,882				$178,236

The following table summarizes the amortized cost, gross unrealized gain, gross unrealized loss and fair value of the Company's available-for-sale securities as of December 31, 2016 and 2015, respectively (in thousands):

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss (1)	Fair Value	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss (1)	Fair Value
Available-for-sale securities:
Convertible debt securities	$8,453	$1,691	$(106)	$10,038	$9,234	$882	$—	$10,116
Redeemable preferred shares	18,375	—	(931)	17,444	22,973	—	(139)	22,834
Total available-for-sale securities	$26,828	$1,691	$(1,037)	$27,482	$32,207	$882	$(139)	$32,950

(1)
As of December 31, 2016, available-for-sale securities with an unrealized loss have been in a loss position for less than 12 months, except for one security in a loss position of $0.1 million. As of December 31, 2015, available-for-sale securities with an unrealized loss had been in a loss position for less than 12 months.

Fair Value Option Investments

In connection with the dispositions of Ticket Monster in May 2015 and Groupon India in August 2015, the Company obtained a minority limited partner interest in Monster LP and a minority investment in GroupMax Pte Ltd. ("GroupMax," d/b/a "Nearbuy"). The Company has made an irrevocable election to account for both of these investments at fair value with changes in fair value reported in earnings. The Company elected to apply fair value accounting to these investments because it believes that fair value is the most relevant measurement attribute for these investments, as well as to reduce operational and accounting complexity.

Monster LP

In May 2015, the Company completed the sale of a controlling stake in Ticket Monster to an investor group, whereby (a) the investor group contributed $350.0 million in cash to Monster Holdings LP ("Monster LP"), a newly-formed limited partnership, in exchange for 70,000,000 Class A units of Monster LP and (b) the Company contributed all of the issued and outstanding share capital of Ticket Monster to Monster LP in exchange for (i) 64,000,000 Class B units of Monster LP and (ii) $285.0 million in cash consideration. Mr. Daniel Shin, the chief executive officer and founder of Ticket Monster, contributed $10.0 million of cash consideration to Monster LP shortly after the closing date in exchange for 2,000,000 Class A units of Monster LP. Additionally, Monster LP was authorized to issue 20,321,839 Class C units to its management, subject to vesting conditions. Under the terms of the Partnership’s amended and restated agreement of limited partnership, its general partner established a Board of Directors and irrevocably assigned the rights to carry out any and all of the objectives and purposes of the partnership to its Board. The general partner is not entitled to receive any distributions.

During the fourth quarter of 2015, the Company sold 2,515,461 Class B units for $4.8 million to Mr. Daniel Shin and other employees of Ticket Monster, which resulted in a gain of $0.1 million.

In January 2016, all 20,321,839 of the authorized Class C units were granted to Monster LP’s employees. Those share-based payment awards are subject to time-based vesting conditions and, for a portion of the Class C units, a performance-based vesting condition.

In December 2016, Monster LP issued a new class of partnership units (Class A-1) to its controlling investor group and a new investor for total proceeds of $65.0 million. The fair value of Monster LP implied by the terms of the $65.0 million equity financing transaction in December 2016 was lower than its estimated fair value in previous periods, which resulted in a significant decrease in the fair value of the Company’s investment for the year ended December 31, 2016.

In February 2017, the Company participated in a recapitalization transaction with Monster LP whereby it exchanged all 61,484,539 of its Class B units for 16,609,195 newly issued Class A-1 units. The Class B units previously held by the Company were then distributed from Monster LP to its controlling investor group and certain other existing unit holders. Upon closing of the transaction, the Company owns 57% of the outstanding Class A-1 units, which represents 9% of the total outstanding partnership units.

Following the February 2017 recapitalization transaction, the Class A-1 units are entitled to a $150.0 million liquidation preference, including an $85.0 million liquidation preference attributable to the Class A-1 units held by the Company, which must be paid prior to any distributions to the holders of the Class A-2, Class B and Class C units. Class A-1 unit holders are also entitled to share in distributions between $950.0 million and $1,494.0 million in accordance with the terms of Monster LP's distribution waterfall and in distributions in excess of $1,494.0 million based on their pro rata ownership of total outstanding partnership units. As a result of the February 2017 recapitalization transaction, the Company currently holds an investment in the most senior equity units in Monster LP’s capital structure. However, while providing more downside protection, those Class A-1 units provide less opportunity for appreciation than the Class B units previously held by the Company.

To determine the fair value of the Company’s investment in Monster LP each period, the first step was to estimate the fair value of Monster LP in its entirety. The Company primarily used the discounted cash flow method, which is an income approach, to estimate the fair value of Monster LP. The key inputs to determining fair value under that approach are cash flow forecasts and discount rates. As of December 31, 2016 and 2015, the Company applied a discount rate of 22% in its discounted cash flow valuation of Monster LP. The Company also used a market approach valuation technique, which is based on market multiples of guideline companies, to determine the fair value of Monster LP as of December 31, 2016 and 2015. The discounted cash flow and market multiple valuations were then evaluated and weighted to determine the amount that is most representative of the fair value of the investee. Once the Company determined the fair value of Monster LP, it then determined the fair value of its specific investment in that entity. Monster LP has a complex capital structure, so the Company applied an option-pricing model that considers the liquidation preferences of the investee’s respective classes of ownership interests to determine the fair value of the Company’s investment in the entity. For purposes of determining the fair value of its investment in Class B units as of December 31, 2016, the Company considered the fair value of the Class A-1 units that it received in exchange for those Class B units after year-end. To further assess the reasonableness of the fair value of its investment as of December 31, 2016, the Company applied its valuation assumptions to Monster LP’s December 2016 financing transaction and concluded that those assumptions were appropriately calibrated based on the pricing of that transaction.

Based on the above procedures, the Company determined that the fair value of its investment in Monster LP was $78.7 million and $114.0 million, respectively, as of December 31, 2016 and 2015. The Company recognized losses of $35.4 million and $3.4 million, respectively, from the declines in the fair value of its investment for the years ended December 31, 2016 and 2015.

The fair value of the Company’s investment in Monster LP at its initial recognition in May 2015 was determined to be $122.1 million using the backsolve valuation method, which is a form of the market approach. Under this method, assumptions are made about the expected time to liquidity, volatility and risk-free rate such that the price paid by a third-party investor in a recent financing round can be used to determine the value of the entity and its other securities using option- pricing methodologies. The initial fair value of the Company's investment in Monster LP was based on the contractual liquidation preferences and the following valuation assumptions: 4-year expected time to a liquidity event, 60% volatility and a 1.3% risk-free rate. The initial fair value of Monster LP, determined using the backsolve method, was calibrated to a discounted cash flow valuation and was further corroborated using a market multiple valuation.

The following tables summarize the condensed financial information for Monster LP as of December 31, 2016 and 2015, for the year ended December 31, 2016 and for the period from May 28, 2015 through December 31, 2015 (in thousands):

	Year Ended December 31, 2016	Period from May 28, 2015 through December 31, 2015 (1)
Revenue	$216,119	$83,897
Gross profit	24,774	(18,986)
Loss before income taxes	(153,882)	(107,919)
Net loss	(153,882)	(107,919)

	December 31, 2016	December 31, 2015
Current assets	$171,721	$152,352
Non-current assets	466,004	483,896
Current liabilities	345,469	277,490
Non-current liabilities	22,945	5,125

(1)
The summarized financial information is presented for the period beginning May 28, 2015, after completion of the Ticket Monster disposition transaction that resulted in the Company obtaining its minority limited partner interest in Monster LP.

GroupMax

In August 2015, the Company’s subsidiary in India ("Groupon India") completed an equity financing transaction with a third party investor that obtained a majority voting interest in the entity, whereby (a) the investor contributed $17.0 million in cash to GroupMax, a newly formed Singapore-based entity, in exchange for Series A Preference Shares and (b) the Company contributed the shares of Groupon India to GroupMax in exchange for seed preference shares of GroupMax. Additionally, GroupMax is authorized to issue up to 376,096 options on ordinary shares to its employees that will be subject to time-based vesting conditions and performance-based vesting conditions. In January 2017, GroupMax issued additional Series A Preference Shares to its controlling investor for total proceeds of $3.0 million. Upon closing of that transaction, the Series A Preference Shares are entitled to a $20.0 million liquidation preference, which must be paid prior to any distributions to other equity holders.

To determine the fair value of the Company’s investment in GroupMax each period, the first step was to estimate the fair value of GroupMax in its entirety. The Company primarily used the discounted cash flow method to estimate the fair value of GroupMax. The key inputs to determining fair value under that approach are cash flow forecasts and discount rates. As of December 31, 2016 and 2015, the Company applied discount rates of 20% in its discounted cash flow valuation of GroupMax. The Company also used a market approach valuation technique, which is based on market multiples of guideline companies, to determine the fair value of GroupMax as of December 31, 2016 and 2015. The discounted cash flow and market approach valuations are then evaluated and weighted to determine the amount that is most representative of the fair value of the investee. Once the Company has determined the fair value of GroupMax, it then determined the fair value of its specific investment in the entity. GroupMax has a complex capital structure, so the Company applied an option-pricing model that considers the liquidation preferences of the respective classes of ownership interests in GroupMax to determine the fair value of its ownership interest in the entity.

Based on the above procedures, the Company determined that the fair value of its investment in GroupMax was $3.9 million and $16.7 million, respectively, as of December 31, 2016 and 2015. The Company recognized a loss of $12.8 million and a gain of $0.3 million, respectively, from changes in the fair value of its investment in GroupMax for the years ended December 31, 2016 and 2015. The decline in the fair value of GroupMax for the year ended December 31, 2016 was primarily attributable to decreases in its forecasted future cash flows. As of December 31, 2016, the Company also has an outstanding receivable due from GroupMax with a carrying amount of $1.2 million.

The fair value of the Company’s investment in GroupMax at its initial recognition in August 2015 was determined to be $16.4 million using the backsolve valuation method, which is a form of the market approach. Under this method, assumptions are made about the expected time to liquidity, volatility and risk-free rate such that the price paid by a third- party investor in a recent financing round can be used to determine the value of the entity and its other securities using option- pricing methodologies. The initial fair value of the Company's investment in GroupMax was based on the contractual liquidation preferences and the following valuation assumptions: 5-year expected time to a liquidity event, 65% volatility and a 1.6% risk-free rate. The initial fair value of GroupMax, determined using the backsolve method, was calibrated to a discounted cash flow valuation and was further corroborated using a market multiple valuation.

The following tables summarize the condensed financial information for GroupMax as of December 31, 2016 and 2015, for the year ended December 31, 2016 and for the period from August 7, 2015 through December 31, 2015 (in thousands):

	Year Ended December 31, 2016	Period from August 7, 2015 through December 31, 2015 (1)
Revenue	$3,024	$578
Gross profit	2,570	235
Loss before income taxes	(15,701)	(11,479)
Net loss	(15,701)	(10,019)

	December 31, 2016	December 31, 2015
Current assets	$3,383	$3,501
Non-current assets	18,467	29,127
Current liabilities	10,458	7,674
Non-current liabilities	2,523	333

(1)
The summarized financial information is presented for the period beginning August 7, 2015, after completion of the Groupon India disposition transaction that resulted in the Company obtaining its minority investment in GroupMax.

Other Investments

In May 2016, the Company acquired a 13% minority investment in the preferred stock of a restaurant software provider as consideration for the sale of Breadcrumb. The preferred stock was recorded at its $8.3 million acquisition date fair value and is accounted for as a cost method investment.

In August 2016, the Company acquired a 7% minority investment in the preferred stock of a company that connects consumers with fitness, beauty and wellness businesses in Asia, as consideration for the sale of Groupon Indonesia. The preferred stock was recorded at its $2.7 million acquisition date fair value and is accounted for as a cost method investment. In November 2016, the Company acquired an additional 5% minority investment in the preferred stock of the same company, as consideration for the sale of Groupon Malaysia. The preferred stock was recorded at its $2.5 million acquisition date fair value and is accounted for as a cost method investment.

In November 2015, the Company acquired convertible redeemable preferred shares in an entity that operates an online local commerce marketplace specializing in live events for $18.4 million. The convertible redeemable preferred shares are accounted for as available-for-sale securities.

During the year ended December 31, 2015, the Company also invested $6.6 million in convertible debt securities of other investees. The convertible debt securities are accounted for as available-for-sale securities.